Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ 634	£ 470
Actuarial (gains) arising from changes in demographic assumptions	(88)	0
Actuarial losses arising from experience adjustments	64	89
Actuarial (gains) arising from changes in financial assumptions	(451)	(399)
Pension remeasurement	£ 159	£ 160